Convertible Debt Arrangements	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Convertible Debt Arrangements

NOTE 8: Convertible Debt Arrangements

JMJ Financial

At March 31, 2020 and June 30, 2019, the amount recorded in current liabilities for this one convertible note and accrued interest thereon due to JMJ Financial was $205,199 and $193,287, respectively. During the nine months ended March 31, 2020 and 2019 the Company recorded $11,911 and $10,952, respectively of interest for the outstanding convertible note.

As of March 31, 2020 and June 30, 2019, the aggregate remaining amount of convertible securities held by JMJ could be converted into 10,260 and 9,664 shares, respectively, with a conversion price of $20.

Accredited Investors

On June 19, 2019, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $78,000 to the Lender with a maturity date of June 19, 2020. The Company received net proceeds in the amount of $45,800, with $25,000 refinancing a prior convertible promissory note due to the Lender that had been in default, $3,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note and $4,200 being paid to the Company’s Transfer Agent to satisfy an outstanding balance. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $103,161, deferred financing costs of $3,000 and debt discount of $75,000. The deferred financing costs and debt discount are being amortized over the term of the note. During December 2019, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment penalty.

On July 30, 2019, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $53,000 to the Lender with a maturity date of July 30, 2020. The Company received net proceeds in the amount of $50,000 as a result of $3,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $114,380, deferred financing costs of $3,000 and debt discount of $50,000. The deferred financing costs and debt discount are being amortized over the term of the note. During January 2020, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment penalty.

On September 5, 2019, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $53,000 to the Lender with a maturity date of September 5, 2020. On September 9, 2019, the Company received net proceeds in the amount of $46,800 as a result of $3,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note and $3,200 being paid to the Company’s Transfer Agent to satisfy an outstanding balance. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $104,860, deferred financing costs of $3,000 and debt discount of $50,000. The deferred financing costs and debt discount are being amortized over the term of the note. During February 2020, the Company paid-off the aggregate balance of the convertible promissory note, including accrued interest and prepayment penalty.

On September 24, 2019, the Company entered into a securities purchase agreement with accredited investors (“Lenders”) and issued 8% convertible promissory notes in the principal amount of $124,200 (including an aggregate of $9,200 in original issue discounts) to the Lenders with maturity dates of September 24, 2020. On September 27, 2019, the Company received net proceeds in the amount of $112,000 as a result of $3,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory notes. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $208,335, original issue discount of $9,200, deferred financing costs of $3,000 and debt discount of $112,000. The original issue discount, deferred financing costs and debt discount are being amortized over the term of the note. The aggregate balance of the convertible promissory note and accrued interest was $106,200 and $5,129, respectively, at March 31, 2020. The aggregate balance of the convertible promissory note, net of original issue discount, deferred financing costs and debt discount at March 31, 2020 was $46,312.

On December 2, 2019, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $200,000 (including a $7,500 original issue discount) to the Lender with a maturity date of December 2, 2020. On December 2, 2019, the Company received net proceeds in the amount of $182,500 as a result of $10,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at the greater of (i) $0.50 per share or (ii) 60% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $200,000, original issue discount of $7,500, deferred financing costs of $10,000 and debt discount of $182,500. The original issue discount, deferred financing costs and debt discount are being amortized over the term of the note. The aggregate balance of the convertible promissory note and accrued interest was $200,000 and $5,260, respectively, at March 31, 2020. The aggregate balance of the convertible promissory note, net of original issue discount, deferred financing costs and debt discount at March 31, 2020 was $65,753.

On December 2, 2019, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $78,000 to the Lender with a maturity date of December 2, 2020. On December 4, 2019, the Company received net proceeds in the amount of $75,000 as a result of $3,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $78,629, deferred financing costs of $3,000 and debt discount of $75,000. The deferred financing costs and debt discount are being amortized over the term of the note. The aggregate balance of the convertible promissory note and accrued interest was $78,000 and $2,052, respectively, at March 31, 2020. The aggregate balance of the convertible promissory note, net of deferred financing costs and debt discount at March 31, 2020 was $25,644.

On December 2, 2019, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $135,000 (including a $6,750 original issue discount) to the Lender with a maturity date of December 2, 2020. On December 3, 2019, the Company received net proceeds in the amount of $122,000 as a result of $6,250 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at the greater of (i) $0.50 per share or (ii) 60% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $135,000, original issue discount of $6,750, deferred financing costs of $6,250 and debt discount of $122,000. The original issue discount, deferred financing costs and debt discount are being amortized over the term of the note. The aggregate balance of the convertible promissory note and accrued interest was $135,000 and $3,551, respectively, at March 31, 2020. The aggregate balance of the convertible promissory note, net of original issue discount, deferred financing costs and debt discount at March 31, 2020 was $44,384.

On December 17, 2019, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $81,000 (including a $6,000 original issue discount) to the Lender with a maturity date of December 17, 2020. On December 17, 2019, the Company received net proceeds in the amount of $73,500 as a result of $1,500 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $81,599, original issue discount of $6,000, deferred financing costs of $1,500 and debt discount of $73,500. The original issue discount, deferred financing costs and debt discount are being amortized over the term of the note. The aggregate balance of the convertible promissory note and accrued interest was $81,000 and $1,864, respectively, at March 31, 2020. The aggregate balance of the convertible promissory note, net of original issue discount, deferred financing costs and debt discount at March 31, 2020 was $23,301.

On January 9, 2020, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $110,000 (including a $5,000 original issue discount) to the Lender with a maturity date of January 9, 2021. On January 13, 2020, the Company received net proceeds in the amount of $100,000 as a result of $5,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at a price of $0.50 per share, however, in the event the closing bid price of the Company’s common stock is less than $0.70 per share on any day while this convertible promissory note is outstanding, this convertible debenture will convert at 60% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $107,338, original issue discount of $5,000, deferred financing costs of $5,000 and debt discount of $100,000. The original issue discount, deferred financing costs and debt discount are being amortized over the term of the note. The aggregate balance of the convertible promissory note and accrued interest was $110,000 and $2,194, respectively, at March 31, 2020. The aggregate balance of the convertible promissory note, net of original issue discount, deferred financing costs and debt discount at March 31, 2020 was $24,712.

On January 21, 2020, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $68,000 to the Lender with a maturity date of January 21, 2021. On January 23, 2020, the Company received net proceeds in the amount of $65,000 as a result of $3,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $60,735, deferred financing costs of $3,000 and debt discount of $65,000. The deferred financing costs and debt discount are being amortized over the term of the note. The aggregate balance of the convertible promissory note and accrued interest was $68,000 and $1,058, respectively, at March 31, 2020. The aggregate balance of the convertible promissory note, net of deferred financing costs and debt discount at March 31, 2020 was $13,227.

On February 24, 2020, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $53,000 to the Lender with a maturity date of February 24, 2021. On February 26, 2020, the Company received net proceeds in the amount of $50,000 as a result of $3,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $43,426, deferred financing costs of $3,000 and debt discount of $50,000. The deferred financing costs and debt discount are being amortized over the term of the note. The aggregate balance of the convertible promissory note and accrued interest was $53,000 and $430, respectively, at March 31, 2020. The aggregate balance of the convertible promissory note, net of deferred financing costs and debt discount at March 31, 2020 was $5,373.

On March 3, 2020, the Company entered into a securities purchase agreement with an accredited investor (“Lender”) and issued an 8% convertible promissory note in the principal amount of $63,000 to the Lender with a maturity date of March 3, 2021. On March 5, 2020, the Company received net proceeds in the amount of $60,000 as a result of $3,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to the variable conversion provisions contained in the convertible promissory note, the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $51,269, deferred financing costs of $3,000 and debt discount of $60,000. The deferred financing costs and debt discount are being amortized over the term of the note. The aggregate balance of the convertible promissory note and accrued interest was $63,000 and $400, respectively, at March 31, 2020. The aggregate balance of the convertible promissory note, net of deferred financing costs and debt discount at March 31, 2020 was $5,005.

At March 31, 2020 and June 30, 2019, there was $894,200 and $78,000 of convertible notes payable outstanding, net of discounts of $640,488 and $75,649, respectively.

During the nine months ended March 31, 2020 and 2019, amortization of original issue discount, deferred financing costs, and debt discount amounted to $453,361 and $7,976, respectively.

During the nine months ended March 31, 2020, $19,000 of convertible notes, including fees, were converted into 68,093 shares of the Company’s common stock. During the nine months ended March 31, 2019, there were no conversions of convertible notes into shares of the Company’s common stock.

At March 31, 2020, the Company was in compliance with the terms of the Accredited Investors convertible promissory notes.

NOTE 10: Convertible Debt Arrangements

JMJ Financial

During April 2017, the Company received a judgment from the Federal District Court of Northern Illinois Eastern Division in its favor dismissing a claim by River North Equity which negated two notes River North Equity purchased from JMJ Financial. At June 30, 2017, the amount recorded as a current liability for the two notes and accrued interest thereon subject to the River North Equity claim was $1,046,416. Such amount was included in the amount recorded as a current liabilities for all three convertible notes and accrued interest thereon previously issued to JMJ Financial which totaled $1,212,940 on that date. As a result of the proceeding, on July 17, 2017, the Company recorded the cancellation of the two notes assigned to River North from JMJ Financial for a total of $693,060 of principal and $358,534 accrued interest thereon. This resulted in a $1,051,594 gain from the extinguishment of debt during the year ended June 30, 2018. At June 30, 2019, this debt was reclassified to current liabilities as current portion, liabilities in arrears – judgment settlement agreement.

At June 30, 2019 and 2018, the amount recorded in current liabilities for the one convertible note and accrued interest thereon due to JMJ Financial was $193,287 and $178,521, respectively. During the fiscal years ended June 30, 2019 and 2018 the Company recorded $14,766 and $17,175, respectively of interest for the outstanding convertible note.

As of June 30, 2019 and 2018, the aggregate remaining amount of convertible securities held by JMJ could be converted into 9,664 and 8,926 shares, respectively, with a conversion price of $20.

John Fife (dba St. George Investors) / Fife Judgment

Effective December 10, 2018, the Company entered into a “Judgment Settlement Agreement” to satisfy in full the Forbearance Agreement with Fife that was previously in effect. As a result, under the Judgment Settlement Agreement, no shares of the Company’s common stock are issuable or eligible to be converted into. Under the terms of the Judgment Settlement Agreement, the Company is required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 due and payable in March of 2020. The Company has made all payments required as of the date hereof. Failure to make any of the payments, when due, will result in an additional debt obligation, inclusive of principal and interest at the date of default ($570,660 as of June 30, 2019), to be immediately due and payable by the Company.

During the year ended June 30, 2018, the Company did not make any repayments to Fife under the Forbearance obligation, as amended. The value of the forbearance debt obligation on June 30, 2018 was $885,365.

MH Investment Trust II

On April 10, 2019 the Company repaid $3,000 that was accepted as payment, in full, for the convertible promissory note to M.H. Investment Trust II. At the time of the payment, the outstanding principal balance and accrued interest was $3,333 and $3,737, respectively. As a result of the settlement payment, the Company recognized a gain on extinguishment of debt of $4,070.

At June 30, 2018 the note balance was $3,333 and accrued interest was $3,118 accruing at 12% per annum, was due under this convertible promissory note.

Power Up Lending

On June 19, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group (“Lender”) and issued an 8% convertible promissory note in the principal amount of $78,000 to the Lender with a maturity date of June 19, 2020. The Company received proceeds in the amount of $45,800, with $25,000 refinancing a prior convertible promissory note due to the Lender that had been in default, $3,000 being paid to reimburse the Lender for legal and due diligence fees incurred with respect to this Securities Purchase Agreement and Convertible Promissory Note and $4,200 being paid to the Company’s Transfer Agent to satisfy an outstanding balance. This convertible debenture converts at 62% of the lowest trading price during the 20 days prior to conversion. Due to certain ratchet provisions contained in the convertible promissory note the Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $103,161, deferred financing costs of $3,000 and debt discount of $75,000. The deferred financing costs and debt discount are being amortized over the term of the note. The aggregate balance of the convertible promissory note and accrued interest was $78,000 and $188, respectively, at June 30, 2019. The aggregate balance of the convertible promissory note, net of deferred financing costs and debt discount at June 30, 2019 was $2,351.

Notes payable under convertible debt and debenture agreements, net is comprised of the following:

	June 30,
	2019	2018
JMJ Financial	$109,000	$109,000
John Fife (dba St. George Investors) / Fife Judgment	-	885,365
MH Investment Trust II	-	3,000
Power Up Lending	2,351	-
Total convertible debt arrangements, net	$111,351	$997,365

At June 30, 2019 and 2018, accrued interest on these convertible notes of $84,475 and $72,638, respectively, is included within accrued expenses of the consolidated balance sheets.